Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE INVESTMENT TRUST
Entity Central Index Key	0000779991
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000013057
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	EXNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 61,004,123
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$61,004,123
# of Portfolio Holdings	77
Portfolio Turnover Rate	61%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.0%
Lease Rev./Cert. of Participation	3.2%
Senior Living/Life Care	3.2%
Education	4.0%
Industrial Development Revenue	5.2%
Electric Utilities	8.5%
Housing	8.6%
Hospital	9.5%
General Obligations	10.7%
Water and Sewer	11.1%
Transportation	11.9%
Special Tax Revenue	21.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
B	2.8%
BB	4.6%
BBB	10.9%
A	5.4%
AA	58.8%
AAA	11.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013059
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	EZNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.54%
AssetsNet	$ 61,004,123
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$61,004,123
# of Portfolio Holdings	77
Portfolio Turnover Rate	61%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.0%
Lease Rev./Cert. of Participation	3.2%
Senior Living/Life Care	3.2%
Education	4.0%
Industrial Development Revenue	5.2%
Electric Utilities	8.5%
Housing	8.6%
Hospital	9.5%
General Obligations	10.7%
Water and Sewer	11.1%
Transportation	11.9%
Special Tax Revenue	21.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
B	2.8%
BB	4.6%
BBB	10.9%
A	5.4%
AA	58.8%
AAA	11.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091012
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	ENYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 61,004,123
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$61,004,123
# of Portfolio Holdings	77
Portfolio Turnover Rate	61%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.0%
Lease Rev./Cert. of Participation	3.2%
Senior Living/Life Care	3.2%
Education	4.0%
Industrial Development Revenue	5.2%
Electric Utilities	8.5%
Housing	8.6%
Hospital	9.5%
General Obligations	10.7%
Water and Sewer	11.1%
Transportation	11.9%
Special Tax Revenue	21.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.0%
B	2.8%
BB	4.6%
BBB	10.9%
A	5.4%
AA	58.8%
AAA	11.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013049
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	EXMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 729,818,414
Holdings Count | Holding	414
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$729,818,414
# of Portfolio Holdings	414
Portfolio Turnover Rate	46%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.6%
Special Tax Revenue	5.0%
Water and Sewer	5.4%
Education	5.9%
Electric Utilities	6.0%
Other Revenue	6.1%
Senior Living/Life Care	6.8%
Housing	7.7%
Industrial Development Revenue	9.6%
Hospital	9.9%
Transportation	13.2%
General Obligations	19.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.6%
B	0.7%
BB	8.2%
BBB	9.8%
A	23.6%
AA	35.0%
AAA	16.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013051
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	EZMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%
AssetsNet	$ 729,818,414
Holdings Count | Holding	414
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$729,818,414
# of Portfolio Holdings	414
Portfolio Turnover Rate	46%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.6%
Special Tax Revenue	5.0%
Water and Sewer	5.4%
Education	5.9%
Electric Utilities	6.0%
Other Revenue	6.1%
Senior Living/Life Care	6.8%
Housing	7.7%
Industrial Development Revenue	9.6%
Hospital	9.9%
Transportation	13.2%
General Obligations	19.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.6%
B	0.7%
BB	8.2%
BBB	9.8%
A	23.6%
AA	35.0%
AAA	16.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091010
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	EMAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 729,818,414
Holdings Count | Holding	414
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$729,818,414
# of Portfolio Holdings	414
Portfolio Turnover Rate	46%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.6%
Special Tax Revenue	5.0%
Water and Sewer	5.4%
Education	5.9%
Electric Utilities	6.0%
Other Revenue	6.1%
Senior Living/Life Care	6.8%
Housing	7.7%
Industrial Development Revenue	9.6%
Hospital	9.9%
Transportation	13.2%
General Obligations	19.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.6%
B	0.7%
BB	8.2%
BBB	9.8%
A	23.6%
AA	35.0%
AAA	16.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013046
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Ultra-Short Municipal Income Fund
Class Name	Class A
Trading Symbol	EXFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 328,179,957
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$328,179,957
# of Portfolio Holdings	158
Portfolio Turnover Rate	74%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Housing	3.1%
Electric Utilities	3.3%
Lease Rev./Cert. of Participation	5.6%
Special Tax Revenue	6.2%
Water and Sewer	7.2%
Industrial Development Revenue	8.2%
Other Revenue	9.1%
Hospital	12.4%
Transportation	13.9%
General Obligations	23.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	10.5%
BB	3.4%
BBB	7.0%
A	24.8%
AA	41.7%
AAA	12.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000225142
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Ultra-Short Municipal Income Fund
Class Name	Advisers Class
Trading Symbol	EAMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 328,179,957
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$328,179,957
# of Portfolio Holdings	158
Portfolio Turnover Rate	74%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Housing	3.1%
Electric Utilities	3.3%
Lease Rev./Cert. of Participation	5.6%
Special Tax Revenue	6.2%
Water and Sewer	7.2%
Industrial Development Revenue	8.2%
Other Revenue	9.1%
Hospital	12.4%
Transportation	13.9%
General Obligations	23.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	10.5%
BB	3.4%
BBB	7.0%
A	24.8%
AA	41.7%
AAA	12.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091009
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Ultra-Short Municipal Income Fund
Class Name	Class I
Trading Symbol	EILMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 328,179,957
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$328,179,957
# of Portfolio Holdings	158
Portfolio Turnover Rate	74%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Housing	3.1%
Electric Utilities	3.3%
Lease Rev./Cert. of Participation	5.6%
Special Tax Revenue	6.2%
Water and Sewer	7.2%
Industrial Development Revenue	8.2%
Other Revenue	9.1%
Hospital	12.4%
Transportation	13.9%
General Obligations	23.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	10.5%
BB	3.4%
BBB	7.0%
A	24.8%
AA	41.7%
AAA	12.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013052
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Limited Maturity Municipal Income Fund
Class Name	Class A
Trading Symbol	EXNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 464,970,250
Holdings Count | Holding	211
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$464,970,250
# of Portfolio Holdings	211
Portfolio Turnover Rate	43%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.3%
Water and Sewer	5.5%
Electric Utilities	5.8%
Other Revenue	7.2%
Industrial Development Revenue	7.8%
Education	7.9%
Housing	8.3%
Special Tax Revenue	9.3%
Hospital	9.6%
General Obligations	14.1%
Transportation	17.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.9%
B	0.6%
BB	3.0%
BBB	3.8%
A	26.1%
AA	46.8%
AAA	13.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013054
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Limited Maturity Municipal Income Fund
Class Name	Class C
Trading Symbol	EZNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%
AssetsNet	$ 464,970,250
Holdings Count | Holding	211
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$464,970,250
# of Portfolio Holdings	211
Portfolio Turnover Rate	43%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.3%
Water and Sewer	5.5%
Electric Utilities	5.8%
Other Revenue	7.2%
Industrial Development Revenue	7.8%
Education	7.9%
Housing	8.3%
Special Tax Revenue	9.3%
Hospital	9.6%
General Obligations	14.1%
Transportation	17.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.9%
B	0.6%
BB	3.0%
BBB	3.8%
A	26.1%
AA	46.8%
AAA	13.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081647
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Limited Maturity Municipal Income Fund
Class Name	Class I
Trading Symbol	EINAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 464,970,250
Holdings Count | Holding	211
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics Significance or Limits [Text Block]

Key Fund Statistics

Total Net Assets	$464,970,250
# of Portfolio Holdings	211
Portfolio Turnover Rate	43%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.3%
Water and Sewer	5.5%
Electric Utilities	5.8%
Other Revenue	7.2%
Industrial Development Revenue	7.8%
Education	7.9%
Housing	8.3%
Special Tax Revenue	9.3%
Hospital	9.6%
General Obligations	14.1%
Transportation	17.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.9%
B	0.6%
BB	3.0%
BBB	3.8%
A	26.1%
AA	46.8%
AAA	13.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122